Nature of operations	12 Months Ended
Dec. 31, 2023
Nature of operations [Abstract]
Nature of operations
1	Nature of operations

Principal activity

Grupo TMM, S.A.B. (‘Grupo TMM’ or the ‘Company’) is a Mexican company whose principal activity is providing multimodal transport and logistics services to premium customers throughout Mexico.

The Company’s activities are grouped into the following service divisions:

•
Specialized Maritime: includes specialized offshore shipping services, clean oil, and chemical products shipping, bulk carrier, shipping agency services and other activities related to the maritime transportation business.

•	Maritime infrastructure: correspond to revenues for minor and major repairs and maintenance to ships made at the facilities of the Company (shipyard).

•	Logistics, ports and terminals: includes the operations of logistics solutions services and container and railcar maintenance and repair services, inland and seaport terminal services.

•	Warehousing: includes bonded warehouse operations and management.

Labor reform on holidays

On December 27, 2022, the Decree reforming articles 76 and 78 of the Federal Labor Law regarding vacations was published in the Official Gazette of the Federation, which is effective on January 1, 2023. The main change derived from this reform is to extend the vacation periods for employees by increasing the minimum period by 6 additional days, and to adjust the mechanics of subsequent annual increases.

The effect of the aforementioned modification was not significant for the financial position and results of the Company.

Structure of Grupo TMM

At December 31, 2023 and 2022, Grupo TMM holds the percentage of equity interest in various subsidiaries, the most significant are as follows:

	% of ownership
	2023	2022
Specialized maritime
Transportación Marítima Mexicana, S.A. de C.V.	100%	100%
Administradora Marítima TMM, S.A.P.I. de C.V.	100%	100%
TMM Parcel Tankers, S.A. de C.V.	100%	100%

Maritime infrastructure
Inmobiliaria Dos Naciones, S. de R.L. de C.V.	100%	100%

Warehousing
Almacenadora de Depósito Moderno, S.A. de C.V. (Almacén General de Depósito)	100%	100%
Saricogui Logística, S.A.P.I. de C.V.	100%	-
TMM Almacenadora, S.A.P.I. de C.V.	-	100%

Logistics, ports and terminals
TMM Logistics, S.A. de C.V.	100%	100%
Autotransportación y Distribución Logística, S.A. de C.V.	100%	100%
Prestadora de Servicios MTR, S.A. de C.V.	100%	100%
Bimonte, S.A. de C.V.	100%	100%
Caoba Energía, S. de R.L. de C.V.	100%	100%
Services & Solutions Optimus, S. de R.L de C.V.	100%	100%
Servicios Tecnológicos ST, S.A. de C.V.	-	100%
Servicios Administrativos API Acapulco, S.A. de C.V.	51%	51%
Administración Portuaria Integral de Acapulco, S.A. de C.V.	51%	51%

Payroll outsourcing
Mexschiff Operación de Personal, S.A.P.I. de C.V.	100%	100%
Omexmar Operadora Mexicana Marítima, S.A.P.I. de C.V.	100%	100%
Perhafen Services Marítimos, S.A.P.I. de C.V.	100%	100%
TMM Dirección Corporativa, S.A.P.I. de C.V.	100%	100%
Perjomar Operadora, S.A.P.I. de C.V.	100%	100%

Property leasing
Inmobiliaria TMM, S.A. de C.V.	100%	100%

The Company’s subsidiaries are incorporated in Mexico, where most of their activities take place.

Non-controlling interest in subsidiaries

Grupo TMM holds an equity interest in the subsidiaries Administración Portuaria Integral de Acapulco, S.A. de C.V. (API Acapulco) and Servicios Administrativos API Acapulco, S.A. de C.V., for which there is non-controlling interest; the associated effect on the Company’s consolidated financial statements is considered immaterial. These companies are established and conduct their activities in Mexico, as of December 31, 2023 and 2022, these companies no longer have operations since the concession to operate API Acapulco was not renewed.

Investments in associates

The Company maintains investments in the following associates:

(a)
In July 2014, Grupo TMM contributed $40,000 to the capital stock of Almacenes de Jugos Citricos de Mexico, S.A.P.I. de C.V., which represents 21% of the voting shares. Since this entity has not started up operations as of the issue date of the consolidated financial statements, Company Management decided to reserve the investment in its entirety.

(b)
The Company lost control of its Marítima del Golfo de Mexico y Subsidiarias para el Petróleo, S.A. de C.V. (Marítima del Golfo) before TMM División Marítima, S.A. de C.V. in 2017, retaining 15% equity in its capital without exerting significant influence. Accordingly, this investment has been classified as an investment in associate. As of December 31, 2023, and 2022, the value of this investment is nil, since the stockholders’ equity of Marítima del Golfo is negative. Moreover, in accordance with the statutes of Marítima del Golfo, the stockholders only assume obligation in connection with their equity up to the amount thereof.